CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Cash and Cash Equivalents by Denomination (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Currency [Line Items]
Cash and cash equivalents	€ 1,742,214	€ 1,121,981	€ 1,388,901	€ 1,344,146
Euro
Currency [Line Items]
Cash and cash equivalents	1,535,630	894,509
U.S. Dollar
Currency [Line Items]
Cash and cash equivalents	107,871	96,663
Chinese Yuan
Currency [Line Items]
Cash and cash equivalents	62,525	80,716
Swiss Franc
Currency [Line Items]
Cash and cash equivalents	12,067	10,605
Pound Sterling
Currency [Line Items]
Cash and cash equivalents	8,483	19,706
Other currencies
Currency [Line Items]
Cash and cash equivalents	€ 15,638	€ 19,782